BRANDON J. CAGE

Vice President and Managing Counsel

Writer's Direct Number: (205) 268-1889

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brandon.cage@protective.com

May 1, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Protective Life and Annuity Insurance Company
Variable Annuity Account A of Protective Life
Protective Investors Benefit Advisory Variable Annuity NY
Filing Pursuant to Rule 497(j) for
File No. 333-238855; 811-8537

Commissioners:

On behalf of Protective Life and Annuity Insurance Company and the Variable Annuity Account A of Protective Life, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the "Protective Investors Benefit Advisory Variable Annuity NY", a variable annuity contract, and otherwise required to be filed under Rule 497(c) do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 3 for Variable Annuity Account A of Protective Life as filed electronically with the Commission on April 25, 2023.

Please do not hesitate to call me at (205) 268-1889 if you have any questions.

Sincerely,

/s/ Brandon J. Cage

Brandon J. Cage